Deferred tax - Tax credit recognised in Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax
Tax credit recognized in income statement	$ 15	$ (8)	$ 2
Unused tax losses for which no deferred tax asset recognised	17	4
Tax losses carried forward	120	14
Provision for temporary difference in investment in subsidiary	0
Tax losses
Deferred income tax
Tax credit recognized in income statement	15	7	(3)
Employee benefit obligations
Deferred income tax
Tax credit recognized in income statement	3	2	(6)
Depreciation timing differences
Deferred income tax
Tax credit recognized in income statement	(1)	4
Provisions
Deferred income tax
Tax credit recognized in income statement	8	2	5
Other deferred tax assets
Deferred income tax
Tax credit recognized in income statement	11	(1)	9
Intangible assets
Deferred income tax
Tax credit recognized in income statement	13	22	18
Accelerated depreciation and other fair value adjustments
Deferred income tax
Tax credit recognized in income statement	(29)	(31)	(19)
Other deferred tax liabilities
Deferred income tax
Tax credit recognized in income statement	$ (5)	$ (13)	$ (2)